Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Trade and Other Receivables

All figures in £ millions	2023	2022
Current

Trade receivables	694	824

Royalty advances	1	1

Prepayments	233	200

Investment in finance lease receivable	18	17

Accrued income	13	15

Other receivables	91	82

	1,050	1,139
Non-current

Trade receivables	1	1

Royalty advances	4	5

Prepayments	8	12

Investment in finance lease receivable	82	104

Accrued income	2	2

Interest receivable	3	3

Other receivables	35	12

	135	139

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2023	2022
At 1 January	(69)	(63)

Exchange differences	2	(3)

Income statement movements	3	(18)

Utilised	9	12

Disposal of businesses	4	3

At 31 December	(51)	(69)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2023	2022
Within due date and one month past due date	564	663

One to three months past due date	83	118

Three to six months past due date	25	25

Six to nine months past due date	12	14

Nine to 12 months past due date	8	14

More than 12 months past due date	54	60

Gross trade receivables	746	894